OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 331,993	$ 335,250	$ 341,945
America
Disclosure of geographical areas [line items]
Revenue	311,780	303,106	304,686
APAC
Disclosure of geographical areas [line items]
Revenue	6,537	20,031	20,931
EMEA
Disclosure of geographical areas [line items]
Revenue	$ 13,676	$ 12,113	$ 16,328